Income Taxes	6 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 11 — Income Taxes

The Company accounts for income taxes using the asset and liability approach which recognizes the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. This method also requires the recognition of future tax benefits, such as net operating loss carryforwards and other tax credits. At March 31, 2012, our available net operating tax losses were approximately $7.7 million (unaudited), which resulted in a deferred tax asset of $2.6 million (unaudited). At September 30, 2011, our available net operating tax losses were approximately $7.9 million, which resulted in a deferred tax asset of $2.7 million. These losses expire in September 30, 2031.

Valuation allowances are provided to reduce deferred tax assets ("DTA") to an amount that is more likely than not to be realized. The company evaluates the likelihood on a quarterly basis of realizing our deferred tax asset by estimating sources of future taxable income and the impact of tax planning strategies. The Company has considered future market growth, forecasted earnings, future taxable income and the mix or earnings in the jurisdictions in which we operate and prudent, feasible and permissible tax planning strategies in determining the realizability of deferred tax assets. If we were to determine that we would not be able to realize a portion of our net deferred tax asset in the future for which there is no valuation allowance, an adjustment to the net deferred tax asset would be charged to earnings in the period such determination was made. Conversely, if we were to make a determination that it is more likely than not that the deferred tax assets for which we had established a valuation allowance would be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded. After weighing the various factors, management concluded that a valuation allowance for federal net operating losses was not necessary, however there was a $296,000 (unaudited) valuation allowance for state net operating losses as of March 31, 2012.

Deferred income taxes at March 31, 2012, September 30, 2011 and 2010 were as follows:

March 31, 2012
(Unaudited)
(Dollars in thousands)
Deferred Tax Assets:
Allowance for loan losses	$2,746
Nonaccrual interest	359
Write-down of real estate owned	466
Depreciation	31
AMT credit carryover	180
Low-income housing tax credit carryover	220
Supplement Employer Retirement Plan	367
Charitable contributions	247
State net operating loss	296
Net operating loss	2,613
Other	152
Total Deferred Tax Assets	7,677
Valuation allowance for state net operating loss	(296)
Total Deferred Tax Assets, Net of Valuation Allowance	$7,381

Deferred Tax Liabilities:
Unrealized gain on investments available for sale	(234)
Depreciation	—
Mortgage servicing rights	(49)
Other	(168)
Total Deferred Tax Liabilities	(451)

Deferred Tax Assets, Net	$6,930

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Deferred Tax Assets:
Allowance for loan losses	$2,746	$3,434	$2,773
Nonaccrual interest	359	431	498
Write-down of real estate owned	466	298	780
Depreciation	31	—	—
AMT credit carryover	180	84	61
Low-income housing tax credit carryover	220	191	93
Supplement Employer Retirement Plan	367	352	303
Charitable contributions	247	247	227
State net operating loss	296	296	296
Net operating loss	2,613	2,702	—
Other	152	137	99
Total Deferred Tax Assets	7,677	8,172	5,130
Valuation allowance for state net operating loss	(296)	(296)	(296)
Total Deferred Tax Assets, Net of Valuation Allowance	$7,381	$7,876	$4,834

Deferred Tax Liabilities:
Unrealized gain on investments available for sale	(234)	(180)	(92)
Depreciation	—	(28)	(96)
Mortgage servicing rights	(49)	(43)	(45)
Other	(168)	(160)	(139)
Total Deferred Tax Liabilities	(451)	(411)	(372)

Deferred Tax Assets, Net	$6,930	$7,465	$4,462

Of these DTA at March 31, 2012, the carryforward periods for certain tax attributes are as follows (unaudited):

•	Gross operating loss carryforwards of $7.7 million (net DTA of $2.6 million) to expire in the fiscal year ending September 30, 2031;

•	State operating loss carryforwards of $296,000 to expire in part during the fiscal years ending September 30, 2013 and 2014;

•	Low income housing credit carryforwards of $220,000 to expire in the fiscal years ending September 30, 2030 and 2031;

•	Minimum tax credit carryforward has no expiration date; and

•	Gross charitable contributions carryforwards of $715,000 for the fiscal year ended 2008 (net DTA of $243,000) to expire in the fiscal year ending September 30, 2013 and gross charitable contributions carryforwards of $10,000 for the fiscal year ended 2010 (net DTA of $4,000) to expire in the fiscal year ending September 30, 2015.

Prior to 2007, for federal income tax purposes, in accordance with Internal Revenue Code IRC Section 475, the Company recognized the change in unrealized gains (losses) on investment securities available for sale through current taxable income. In 2007, the Company did not elect IRC Section 475. The mark-to-market adjustment recorded at September 30, 2006 was recognized over four years in accordance with the IRC Code and was fully recognized at September 30, 2010.

Income tax (benefit) expense for the six months ended March 31, 2012 and 2011 was comprised of the following:

	2012	2011
	(Unaudited)
	(Dollars in thousands)
Federal:
Current	$1,069	$(5,991)
Deferred	(481)	3,012
	588	(2,979)
State, current	—	—
	$588	$(2,979)

Income tax (benefit) expense for the years ended September 30, 2011, 2010 and 2009 was comprised of the following:

	2011	2010	2009
	(Dollars in thousands)
Federal:
Current	$(488)	$301	$443
Deferred	(3,091)	(2,212)	(260)
	(3,579)	(1,911)	183
State, current	—	16	59
	$(3,579)	$(1,895)	$242

The following is a reconciliation between federal income tax at the statutory rate of 34% and the actual income tax expense (benefit) recorded on income (loss) before income taxes for the six months ended March 31, 2012 and 2011:

	2012	2011
	(Unaudited)
	(Dollars in thousands)
At federal statutory rate	$700	$(2,863)
Adjustments resulting from:
State tax, net of federal benefit	—	(5)
Tax-exempt interest	(3)	—
Low-income housing credit	(22)	(20)
Earnings on bank-owned life insurance	(91)	(94)
Other	4	3
	$588	$(2,979)

The following is a reconciliation between federal income tax at the statutory rate of 34% and the actual income tax expense (benefit) recorded on income (loss) before income taxes for the years ended September 30, 2011, 2010 and 2009:

	2011	2010	2009
	(Dollars in thousands)
At federal statutory rate	$(3,295)	$(1,708)	$426
Adjustments resulting from:
State tax, net of federal benefit	—	11	39
Tax-exempt interest	(8)	(12)	(26)
Low-income housing credit	(41)	(41)	(41)
Earnings on bank-owned life insurance	(186)	(192)	(175)
Other	(49)	47	19
	$(3,579)	$(1,895)	$242

It is the Company's policy to provide for uncertain tax positions and the related interest and penalties based upon management's assessment of whether a tax benefit is more like than not to be sustained upon examination by tax authorities. As of March 31, 2012, September 30, 2011 and 2010, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitation by the Internal Revenue Service and state taxing authorities for the years ended September 30, 2008 to September 30, 2011.

The Company's effective tax rate was 28.6% (unaudited), 36.9%, 37.7%, and 19.3% for the six months ended March 31, 2012 and fiscal years 2011, 2010 and 2009, respectively.

The Small Business Job Protection Act of 1996 provides for the repeal of the tax bad debt deduction computed under the percentage-of-taxable-income method. Upon repeal, the Company was required to recapture into income, over a six-year period, the portion of its tax bad debt reserves that exceeds its base year reserves (i.e., tax reserves for tax years beginning before 1988). The base year tax reserves, which may be subject to recapture if the Company ceases to qualify as a bank for federal income tax purposes, are restricted with respect to certain distributions and have been treated as a permanent tax difference. The Company's total tax bad debt reserves at March 31, 2012, September 30, 2011 and 2010 were approximately $1.6 million, of which $1.6 million represented the base year amount, and zero was subject to recapture.